Investments (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Credit loss impairments on fixed maturity securities for which a portion of the OTTI loss was recognized in AOCI
Balance, beginning of year	$ 446	$ 1,496	$ 1,573
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(132)	(11)	(6)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	238	(1,039)	(71)
Balance, end of year	$ 552	$ 446	$ 1,496